Cover	Jun. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002121134
Document Type	S-6
Entity Registrant Name	FT 13016
Document Period End Date	Jun. 29, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks to provide current monthly income, with capital appreciation as a secondary objective, by investing in a diversified portfolio consisting of ETFs.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The portfolio consists of ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, and seeks income and total return primarily from non-traditional fixed income sources. Non-traditional fixed income sources are sources that are divergent in one or more ways from conventional practice in the broader bond-fund universe. Non-traditional fixed income sources seek to avoid losses and produce returns uncorrelated with the performance of the overall bond market. The ETFs included in the portfolio have been selected by the First Trust Advisors Model Investment Committee (the “Committee”) to primarily have exposure to different non-traditional fixed income asset types, including mortgage-backed securities, high-yield bonds, senior loans, ultra-short maturity bonds (bonds with a maturity of less than one year), and exposure to non-U.S. markets (including, but not limited to, investments in foreign sovereign debt and/or debt securities issued by foreign corporations). The Trust also invests in traditional fixed income asset types, including investment grade corporate bonds and U.S. Treasury Obligations. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

The Committee selected the ETFs through a dynamic approach based on the below factors and the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000 and at least six months of trading history). The following factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each fixed income asset type that aids the Committee in determining ETF allocations for the Trust’s portfolio. Based on this holistic review, the Committee selects the ETFs that it believes have the best potential to achieve the Trust’s investment objectives.

•	Interest Rate Outlook/Duration. The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The duration of the portfolio as of the Initial Date of Deposit is approximately 5.0 years.
•	Asset Type Valuation. Asset type valuation is a determination of the attractiveness of a fixed income asset type on the basis of valuation. The Committee evaluates the relative value offered by different fixed income assets by analyzing yields (prioritizing ETFs with higher yields, i.e., the expected amount of income from a security relative to the market price of the security), spread (yield of one fixed income asset type to the yield of another fixed income asset type), credit fundamentals (metrics impacting overall credit risk for a fixed income asset type, including rate of default and trends in earnings), credit quality (limiting the maximum weight of high-yield credit to 60% of Trust assets) and supply and demand trends across the fixed income asset types (including new issue supply and maturity of the underlying securities). The Trust has no criteria relating to maturity.
•	Asset Type Fundamentals. Asset type fundamentals are metrics that impact a particular fixed income asset type, such as underlying leverage of issuers, default rates of issuers (prioritizing ETFs that hold securities with lower rates of default), earnings and debt levels of issuers and interest coverage of issuers. The fundamentals are closely monitored and evaluated for trends that inform the Committee if risk is improving or deteriorating in the asset type.

The factors above are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each fixed-income asset type that aids the Committee in determining the allocations.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best-suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

First Trust Core Investment Grade ETF

The Trust will invest a significant portion of its assets in shares issued by one ETF, First Trust Core Investment Grade ETF (“FTCB”). FTCB is advised by First Trust Advisors L.P., an affiliate of the Sponsor. FTCB is an actively-managed ETF. See below for a description of FTCB’s principal investment strategies and risks. You can find FTCB’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at https://www.ftportfolios.com/Retail/Etf/EtfSummary.aspx?Ticker=FTCB. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com.

The summary information below regarding FTCB comes from its filings with the SEC. You are urged to refer to the SEC filings made by the ETF and to other publicly available information (e.g. the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects.

The audited financial statements for the most recent fiscal period for FTCB contained in FTCB’s most recent Annual Report to Shareholders are incorporated herein by reference.

FTCB

“Under normal market conditions, the Fund seeks to invest 100% of its Investment Portfolio in investment grade securities. Investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund’s Investment Portfolio includes only investment grade securities purchased by the Fund’s portfolio managers (the “Investment Portfolio”) and does not include uninvested cash or any other Fund asset unconnected to the Fund’s intended portfolio, including, but not limited to, accounts receivable or assets received as part of an issuer workout. The Fund’s Investment Portfolio may also include derivatives that utilize investment grade securities as the reference asset or derivatives which the Fund’s investment advisor determines to be of comparable quality, money market funds or exchange-traded funds (“ETFs”) that invest substantially all of their assets in investment grade securities. In the case of a split rating on a security between one or more of the NRSROs, the Fund will consider the highest rating. For an unrated security to be considered investment grade, the Fund’s investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by an NRSRO. If, subsequent to purchase by the Fund, a security held by the Fund experiences a decline in credit quality and falls below investment grade, the Fund may continue to hold the security and it will not cause the Fund to violate the 100% in investment grade securities policy.

The Fund’s Investment Portfolio is composed of securities issued by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including sovereign debt securities and issuers with significant ties to emerging market countries; municipal bonds; and collateralized loan obligations (“CLOs”). Such investments may be structured as fixed or floating rate securities.

The investment advisor seeks to maximize longterm total return by investing in a portfolio of investment grade securities. The investment advisor determines which investments to buy and sell by employing a relative value approach, pursuant to which it judges each security’s risk-versus-reward characteristics against other securities, that opportunistically allocates the Fund’s investments across all investment grade securities. At the core of its investment process, the investment advisor utilizes quantitative and qualitative methods to assess macroeconomic and sector specific risks and opportunities. The investment advisor seeks to deliver superior risk-adjusted returns by utilizing an active and value oriented approach to duration, yield curve, sector and security specific risk allocations.

Under normal market conditions, the Fund seeks to construct a portfolio that has a weighted average duration of +/- two years of the weighted average duration of the Bloomberg U.S. Aggregate Bond Index. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. The Fund’s investment advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s investment advisor will utilize third-party models.

The Fund may utilize exchange-traded futures contracts and options contracts, and well as over-the-counter traded derivatives including forwards, options and swaps. The Fund’s use of derivatives will be used to: manage risks, serve as a substitute for a position in an underlying asset, reduce transaction costs, maintain full market exposure to manage cash flows and/or to preserve capital. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. The Fund may also invest in cash or cash equivalents and securities issued on a when-issued, TBA, delayed delivery or forward commitment basis...”

While not a part of the Trust’s portfolio selection process, the Trust has exposure to covenant-lite loans and limited duration bonds through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.